Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (253,938)	$ (191,603)
Property and equipment, net	219,470	207,989
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	168,937	147,406
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	240,788	194,241
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,683	55,857
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,088